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                                      NEW YORK LIFE INSURANCE COMPANY
                                      51 Madison Ave., New York, NY 10010
                                      (212) 576-5522  Fax: (212) 576-7101
                                      E-mail : charles_f_furtado@newyorklife.com www.newyorklife.com

                                      CHARLES F. FURTADO, JR.
                                      Associate Counsel

VIA EDGAR

May 1, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:      New York Life Insurance and Annuity Corporation
         Variable Universal Life Separate Account -- I
         File No. 333-47728

Commissioners:

On behalf of the above-captioned registrant (the "Registrant"), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that: (i) the form of Prospectus and Statement of Additional Information that the Registrant would have filed pursuant to Rule 497(c) would not have differed from that contained in Post-Effective Amendment No. 13 on Form N-6 that was filed by the Registrant on April 15, 2008 (the "Amendment"); and (ii) the text of the Amendment was filed electronically on April 15, 2008.

If you have any questions regarding the foregoing, please contact the undersigned at (212) 576-5522.


Very truly yours,


/s/ Charles F. Furtado, Jr.

Charles F. Furtado, Jr.
Associate Counsel